Business Segments (Tables)	12 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Business Segments

	2015	2014	2013
Revenues:
Asset management	$27,570	24,825	21,548
Mining royalty lands	6,094	5,349	5,302
Land development and construction	982	804	804
	$34,646	30,978	27,654

Operating profit:
Asset management	$13,288	11,703	10,414
Mining royalty lands	5,478	4,735	4,739
Land development and construction	(2,197)	(1,474)	(987)
Corporate expenses:
Allocated to asset management	(815)	(582)	(688)
Allocated to mining royalty	(863)	(617)	(731)
Allocated to land development and construction	(481)	(343)	(406)
Unallocated	(1,148)	(997)	(477)
Unallocated to discontinued operations	(1,081)	(2,685)	(2,549)
	(4,388)	(5,224)	(4,851)
	$12,181	9,740	9,315

Interest expense:
Asset management	$2,014	1,366	2,501

Depreciation, depletion and
amortization:
Asset management	$6,963	6,384	5,503
Mining royalty lands	133	124	106
Land development and construction	282	197	251
	$7,378	6,705	5,860

Capital expenditures:
Asset management	2,408	6,662	10,257
Mining royalty lands	—	—	—
Land development and construction	4,085	12,621	12,679
	$6,493	19,283	22,936

Identifiable net assets at September 30:
Asset management	$151,023	154,976	143,808
Mining royalty lands	39,300	39,368	39,274
Land development and construction	60,682	56,519	50,833
Discontinued operations	—	61,134	51,107
Cash items	419	1,074	2,071
Unallocated corporate assets	1,197	—	—
	252,621	313,071	287,093